PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost:
Machinery and equipment	33,048	36,890
Leasehold improvements	8,169	9,044
Motor vehicles	68	74
Office furniture and equipment	704	260

	41,989	46,268
Accumulated depreciation:

Machinery and equipment	(27,689)	(29,805)
Leasehold improvements	(7,089)	(7,625)
Motor vehicles	(49)	(48)
Office furniture and equipment	(539)	(204)
	(35,366)	(37,682)

Depreciated cost	6,623	8,586

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 were $1,649, and $2,080 and $1,856, respectively.